Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Summary of Changes in Groups Provisions

	Legal contingencies	Indirect tax	Onerous contracts	Other	Total
	(in € millions)
Carrying amount at January 1, 2021	4	11	1	6	22
Charged/(credited) to the consolidated statement of operations:
Additional provisions	—	4	12	1	17
Reversal of unutilized amounts	—	(6)	(2)	—	(8)
Utilized	—	(1)	(1)	—	(2)
Carrying amount at December 31, 2021	4	8	10	7	29
Charged/(credited) to the consolidated statement of operations:
Additional provisions	6	4	19	—	29
Reversal of unutilized amounts	—	(4)	(2)	(1)	(7)
Exchange differences	1	1	1	—	3
Utilized	(1)	(1)	(23)	—	(25)
Carrying amount at December 31, 2022	10	8	5	6	29
As at December 31, 2021
Current portion	4	8	6	4	22
Non-current portion	—	—	4	3	7
As at December 31, 2022
Current portion	10	8	5	3	26
Non-current portion	—	—	—	3	3